Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 247,346	$ 338,026
Accounts receivable - net	5,738	26,129
Inventory	84,855	96,071
Other receivables - net	307,512	173,234
Amount due from related parties	18,460	7,839
Tax recoverable	3,596	7,706
Intangible assets	15,338	14,502
Total current assets	682,845	663,507
Non-current assets:
Property equipment and software-net	26,382	28,320
Goodwill	72	72
Operating lease right of use assets-net	3,742	3,401
Total non-current assets	30,196	31,793
Total assets	713,041	695,300
Liabilities:
Accrued liabilities	16,730	19,815
Accounts payable	34,886	29,487
Tax payable	2,322
Other payables	14,099	6,684
Amount due to related parties	4,167	2,777
Contract liability	347	156
Operating lease liability-current	1,446	894
Total current liabilities	73,997	59,813
Operating lease liability-non-current	2,472	1,918
Total non-current liabilities	2,472	1,918
Total liabilities	76,469	61,731
Shareholder’s Equity
Paid up capital	335	300
Additional paid-in capital	705,272	672,352
Retained earnings/(accumulated deficit)	(43,413)	5,838
Current year net loss	(14,334)	(49,251)
Other comprehensive income/(loss)	(10,738)	4,130
Total Shareholders’ Equity	637,122	633,369
Non-controlling interest	(550)	200
Total Liabilities and Shareholders’ Equity	$ 713,041	$ 695,300